Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

INVESTORS CASH TRUST | DWS Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS SECURITIES TRUST | DWS RREEF MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS SECURITIES TRUST | DWS Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS SECURITIES TRUST | DWS Health and Wellness Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS CROCI Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS CROCI US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Large Cap Focus Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS High Conviction Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MARKET TRUST | DWS RREEF Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MARKET TRUST | DWS Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS TAX FREE TRUST | DWS Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Fixed Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Multisector Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS S and P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS PORTFOLIO TRUST | DWS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS PORTFOLIO TRUST | DWS Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MONEY FUNDS | DWS Money Market Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS ASSET ALLOCATION TRUST | DWS Multi-Asset Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS STATE TAX-FREE INCOME SERIES | DWS New York Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

CASH ACCOUNT TRUST | DWS Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.